INVESTMENTS IN AFFILIATED AND OTHER COMPANIES	12 Months Ended
Dec. 31, 2018
Equity Method Investments and Joint Ventures [Abstract]
INVESTMENTS IN AFFILIATED AND OTHER COMPANIES
NOTE 5	-	INVESTMENTS IN AFFILIATED AND OTHER COMPANIES

A.	Investment in affiliated companies

	US dollars
	December 31,
(in thousands)	2018	2017
Bringg (see 1 below)	4,823	6,090
Lumax	49	-
RTI (see 2.2 below)	-	4,621
IRT (see 2.1 below)	-	2,734
IRTA (see 2.3 below)	-	(301)
HK (see 2.4 below)	-	1,695
	4,872	14,839

1.	BRINGG Delivery Technologies Ltd. ("BRINGG") Formerly Overvyoo Ltd.

In December 2013, the Company invested US$1.4 million in Bringg Delivery Technologies Ltd. ("Bringg") (formerly Overvyoo Ltd.), an Israeli start-up company developing solutions for the management of mobile/field workforce. According to the agreement with Bringg, the Company invested in January and July 2015 additional amounts of US$1.1 million and US$2 million, respectively. As of December 31,2018 and 2017, the company holds 46% of Bringg ordinary shares and approximately 1.2 Million series A preferred shares.

2.
In September 2015, one of the largest global road vehicles manufacturers signed a four year agreement with Ituran Road Track Monitoramento De Veiculos Ltda. ("IRT") to offer Ituran's services in the Brazilian market (such as vehicle security, personal safety, remote diagnostic, web and app application and concierge). The agreement has a long-term timeframe.

On May 2016, the same global automaker signed a four year agreement with Ituran Road Track Argentina S.A ("IRTA") to offer telematics services in the Argentinian market.

As a result of the acquisition described in Notes 1A,3 the Company gained control over the companies describe in this paragraph and started to consolidate their financial statement. The Company also recorded onetime gain in the amount of approximately $14.7 million from measurement of the previous investment in this Companies at the acquisition date to fair value. The gain was recorded under other non-operational income (See Note 14).

These services were provided through a joint venture (until the acquisition describe in Notes 1A,3) as follows:

2.1	ITURAN ROAD TRACK MONITORAMENTO De Veiculos Ltda. (“IRT”)

In February 2015, IRT was established as a joint venture between the Company and Road Track in order to offer Ituran's services to the Brazilian market. Since IRT's inception and until September 13, 2018 (the acquisition closing date described in Notes 1A, 3), Ituran held 50% of the shares of IRT which was jointly controlled and therefore was not consolidated in the company's financial statements. . Since the acquisition closing date, the company gained control over IRT and started to consolidated IRT in the Company's financial statements.

2.2	RTI URUGUAY S.A. ("RTI")

In March 2015, RTI was established as a joint venture between the Company and Road Track in order to provide automatic vehicle location equipment to the same global road vehicles manufacturers as mentioned in section 2 above. Since RTI's inception and until September 13, 2018 (the acquisition closing date described in Notes 1A,3) , Ituran held 50% of the shares of RTI which was jointly controlled and therefore was not consolidated in the company's financial statements. Since the acquisition closing date, the company gained control over RTI and started to consolidated RTI in the Company's financial statements.

2.3	ITURAN ROAD TRACK ARGENTINA S.A (“IRTA”)

In October 2015, IRTA was established as a joint venture between the Company and Road Track in order to offer Ituran's services in the Argentinian market. Since IRTA's inception until September 13, 2018 (the acquisition closing date described in Notes 1A,3), Ituran held 50% of the shares of IRTA which was jointly controlled and therefore was not consolidated in the company's financial statements.Since the acquisition closing date, the company gained control over IRTA and started to consolidated IRTA in the Company's financial statements.

2.4	GLOBAL TELEMATIC SOLUTIONS HK, LIMITED ("HK")

In October 2017, HK was established as a joint venture between the Company and Road Track in order to provide automatic vehicle location equipment to the same global road vehicles manufacturers as mentioned in section 2 above. Since HK's inception until September 13, 2018 (the acquisition closing date described in Notes 1A, 3), Ituran held 50% of the shares of HK which was jointly controlled and therefore was not consolidated in the company's financial statements. Since the acquisition closing date, the company gained control over HK and started to consolidated HK in the Company's financial statements.

B.	Investment in other companies

In March 2018 the company acquired the reminder shares of. Locationet Systems Ltd. ("Locationet") for NIS 1.2 million (approximately $340 thousands) As of December 31, 2018 and 2017 the Company holds 100% and 19.15% of the shares of Locationet Systems Ltd. ("Locationet") respectively. Since the acquisition date, Locationet is controlled by the company and consolidated in the company's financial statements.

During the years 2017-2018, the company made additional investments in three Israeli companies, two of the investments were in Israeli startups (from mobile app development and visual sectors)

The total investments in these companies were approximately US$ 2.8 million